Schedule of Investments (unaudited) January 31, 2020	iShares® Morningstar Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.6%
Hexcel Corp.	30,407	$2,256,808
Huntington Ingalls Industries Inc.	14,739	3,846,879
Spirit AeroSystems Holdings Inc., Class A	37,304	2,436,697
Textron Inc.	82,259	3,778,156

		12,318,540

Air Freight & Logistics — 1.0%
CH Robinson Worldwide Inc.	48,740	3,520,003
Expeditors International of Washington Inc.	61,371	4,482,538

		8,002,541

Auto Components — 1.3%
Aptiv PLC	91,998	7,800,510
Gentex Corp.	91,163	2,713,923

		10,514,433

Banks — 2.4%
Commerce Bancshares Inc.	37,374	2,528,725
East West Bancorp. Inc.	52,479	2,405,637
First Republic Bank/CA	60,730	6,733,742
Signature Bank/New York NY	19,456	2,760,612
SVB Financial Group(a)	18,584	4,466,293

		18,895,009

Biotechnology — 1.0%
Alexion Pharmaceuticals Inc.(a)	79,746	7,925,955

Building Products — 0.9%
AO Smith Corp.	49,392	2,108,545
Masco Corp.	102,381	4,865,145

		6,973,690

Capital Markets — 4.3%
Ameriprise Financial Inc.	45,657	7,552,124
Apollo Global Management Inc.	72,152	3,414,233
KKR & Co. Inc., Class A, NVS	198,368	6,327,939
Nasdaq Inc.	41,349	4,815,505
Northern Trust Corp.	76,356	7,468,380
Raymond James Financial Inc.	44,492	4,067,904

		33,646,085

Chemicals — 2.6%
Axalta Coating Systems Ltd.(a)	75,259	2,168,212
CF Industries Holdings Inc.	78,356	3,156,180
FMC Corp.	46,709	4,464,913
International Flavors & Fragrances Inc.	38,479	5,044,982
Mosaic Co. (The)	126,000	2,499,840
RPM International Inc.	46,733	3,335,334

		20,669,461

Communications Equipment — 2.0%
Ciena Corp.(a)	55,748	2,267,271
F5 Networks Inc.(a)	21,908	2,675,405
Motorola Solutions Inc.	61,744	10,928,688

		15,871,364

Construction & Engineering — 0.6%
Jacobs Engineering Group Inc.(b)	48,829	4,518,147

Containers & Packaging — 1.7%
AptarGroup Inc.	23,037	2,661,004
Ball Corp.	117,888	8,509,156
Berry Global Group Inc.(a)(b)	47,605	2,024,164

		13,194,324

Security	Shares	Value

Distributors — 0.5%
LKQ Corp.(a)(b)	110,439	$3,609,699

Diversified Financial Services — 0.4%
Voya Financial Inc.	48,650	2,905,864

Diversified Telecommunication Services — 0.7%
GCI Liberty Inc., Class A(a)	34,285	2,508,976
Zayo Group Holdings Inc.(a)(b)	85,346	2,965,774

		5,474,750

Electrical Equipment — 3.0%
AMETEK Inc.	82,378	8,003,023
Generac Holdings Inc.(a)	22,538	2,334,711
Hubbell Inc.	19,599	2,807,165
Rockwell Automation Inc.	41,640	7,980,722
Sensata Technologies Holding PLC(a)	57,246	2,706,019

		23,831,640

Electronic Equipment, Instruments & Components — 1.2%
IPG Photonics Corp.(a)(b)	12,814	1,635,963
National Instruments Corp.	42,507	1,897,087
SYNNEX Corp.	14,725	2,028,516
Trimble Inc.(a)	89,780	3,817,446

		9,379,012

Energy Equipment & Services — 0.4%
National Oilwell Varco Inc.	139,042	2,865,656

Entertainment — 0.5%
Liberty Media Corp.-Liberty Formula One, Class A(a)	9,309	414,716
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	73,174	3,423,811

		3,838,527

Equity Real Estate Investment Trusts (REITs) — 19.1%
Alexandria Real Estate Equities Inc.	44,181	7,210,339
American Campus Communities Inc.	49,517	2,271,345
Americold Realty Trust(b)	69,105	2,382,049
Apartment Investment & Management Co., Class A	53,654	2,828,102
Boston Properties Inc.	51,821	7,428,540
Camden Property Trust	34,896	3,923,357
Cousins Properties Inc.	52,888	2,164,706
CubeSmart	69,751	2,209,014
Digital Realty Trust Inc.	75,216	9,250,816
Douglas Emmett Inc.	59,399	2,465,059
Duke Realty Corp.	132,461	4,809,659
Equity LifeStyle Properties Inc.	65,612	4,773,273
Essex Property Trust Inc.	23,814	7,376,625
Extra Space Storage Inc.	46,672	5,165,657
Federal Realty Investment Trust	25,311	3,164,381
Gaming and Leisure Properties Inc.	73,497	3,473,101
Healthcare Trust of America Inc., Class A	74,663	2,391,456
Healthpeak Properties Inc.	178,366	6,419,392
Hudson Pacific Properties Inc.	55,843	2,029,335
Invitation Homes Inc.	194,007	6,105,400
Iron Mountain Inc.	103,477	3,270,908
Kilroy Realty Corp.	35,147	2,902,088
Liberty Property Trust	56,856	3,562,028
Mid-America Apartment Communities Inc.	41,106	5,640,154
Realty Income Corp.	117,451	9,209,333
Regency Centers Corp.	60,385	3,746,285
STORE Capital Corp.	77,001	3,022,289
Sun Communities Inc.	33,400	5,416,478
UDR Inc.	105,607	5,059,631
VEREIT Inc.	384,762	3,755,277

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Morningstar Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
VICI Properties Inc.	166,133	$4,452,365
Vornado Realty Trust	57,084	3,754,415
Weyerhaeuser Co.	268,526	7,773,828

		149,406,685

Food & Staples Retailing — 0.7%
Casey’s General Stores Inc.	13,255	2,132,199
U.S. Foods Holding Corp.(a)	79,073	3,176,363

		5,308,562

Food Products — 2.7%
Hershey Co. (The)	53,446	8,293,216
Hormel Foods Corp.	100,205	4,735,688
Lamb Weston Holdings Inc.	52,637	4,806,284
Pilgrim’s Pride Corp.(a)	18,974	494,273
Post Holdings Inc.(a)(b)	23,952	2,504,661

		20,834,122

Gas Utilities — 0.6%
Atmos Energy Corp.	43,008	5,033,226

Health Care Equipment & Supplies — 2.2%
Dentsply Sirona Inc.	80,151	4,488,456
Hill-Rom Holdings Inc.	24,059	2,562,043
Hologic Inc.(a)	96,631	5,171,691
Varian Medical Systems Inc.(a)	32,757	4,604,651

		16,826,841

Health Care Providers & Services — 2.7%
Centene Corp.(a)	210,387	13,214,407
DaVita Inc.(a)	32,317	2,581,159
Encompass Health Corp.	35,532	2,737,030
Molina Healthcare Inc.(a)(b)	22,596	2,778,630

		21,311,226

Hotels, Restaurants & Leisure — 3.6%
Aramark	89,887	3,967,612
Darden Restaurants Inc.	44,182	5,144,110
MGM Resorts International	185,584	5,764,239
Royal Caribbean Cruises Ltd.	61,947	7,252,755
Wyndham Hotels & Resorts Inc.	34,295	1,960,645
Wynn Resorts Ltd.	34,819	4,392,765

		28,482,126

Household Durables — 3.3%
DR Horton Inc.	120,842	7,153,846
Garmin Ltd.	52,066	5,047,799
Leggett & Platt Inc.	47,426	2,257,003
Lennar Corp., Class A	100,860	6,693,070
Lennar Corp., Class B	5,601	294,109
PulteGroup Inc.	91,800	4,098,870

		25,544,697

Household Products — 0.9%
Clorox Co. (The)	45,227	7,114,659

Independent Power and Renewable Electricity Producers — 0.9%
NRG Energy Inc.	90,667	3,344,705
Vistra Energy Corp.	161,590	3,639,007

		6,983,712

Insurance — 6.4%
Alleghany Corp.(a)	5,187	4,137,462
Arch Capital Group Ltd.(a)	146,060	6,450,010
Arthur J Gallagher & Co.	67,217	6,894,448
Cincinnati Financial Corp.	54,754	5,746,432
Everest Re Group Ltd.	14,697	4,064,749

Security	Shares	Value

Insurance (continued)
Loews Corp.	92,182	$4,742,764
Primerica Inc.	14,905	1,767,137
RenaissanceRe Holdings Ltd.	15,915	3,014,938
Willis Towers Watson PLC	46,334	9,789,911
WR Berkley Corp.	52,291	3,844,957

		50,452,808

Internet & Direct Marketing Retail — 0.3%
Wayfair Inc., Class A(a)(b)	23,697	2,220,409

IT Services — 1.2%
Genpact Ltd.	55,449	2,454,727
Leidos Holdings Inc.	47,954	4,817,939
Sabre Corp.	98,700	2,125,998

		9,398,664

Leisure Products — 0.8%
Hasbro Inc.	45,859	4,671,656
Polaris Inc.	20,722	1,903,109

		6,574,765

Machinery — 5.4%
AGCO Corp.	22,581	1,583,831
Donaldson Co. Inc.	45,609	2,364,827
Dover Corp.	52,349	5,959,934
Flowserve Corp.	47,158	2,201,335
Fortive Corp.(b)	106,492	7,979,446
Gardner Denver Holdings Inc.(a)(b)	47,922	1,692,126
Lincoln Electric Holdings Inc.	22,036	1,965,170
Middleby Corp. (The)(a)	20,231	2,269,109
Oshkosh Corp.	24,526	2,110,217
Parker-Hannifin Corp.	46,295	9,059,468
Westinghouse Air Brake Technologies Corp.	65,622	4,846,841

		42,032,304

Media — 2.2%
Discovery Inc., Class A(a)(b)	56,987	1,667,440
Discovery Inc., Class C, NVS(a)	120,874	3,356,671
Liberty Broadband Corp., Class A(a)	8,722	1,147,728
Liberty Broadband Corp., Class C, NVS(a)	55,034	7,315,669
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	30,024	1,458,266
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	52,789	2,587,717

		17,533,491

Multi-Utilities — 1.5%
WEC Energy Group Inc.	113,673	11,354,796

Multiline Retail — 1.0%
Dollar Tree Inc.(a)	85,286	7,425,852

Oil, Gas & Consumable Fuels — 1.1%
Continental Resources Inc./OK	30,927	841,833
Pioneer Natural Resources Co.	59,694	8,058,690

		8,900,523

Pharmaceuticals — 0.9%
Elanco Animal Health Inc.(a)	142,555	4,404,950
Jazz Pharmaceuticals PLC(a)	20,387	2,922,476

		7,327,426

Professional Services — 1.2%
Equifax Inc.	43,635	6,540,887
Robert Half International Inc.	42,365	2,464,372

		9,005,259

Real Estate Management & Development — 1.3%
CBRE Group Inc., Class A(a)	120,634	7,364,706

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Morningstar Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development (continued)
Jones Lang LaSalle Inc.(b)	18,572	$3,153,897

		10,518,603

Road & Rail — 1.8%
JB Hunt Transport Services Inc.	30,726	3,316,257
Kansas City Southern	35,720	6,025,607
Knight-Swift Transportation Holdings Inc.(b)	44,264	1,641,309
Lyft Inc., Class A(a)	73,295	3,480,047

		14,463,220

Semiconductors & Semiconductor Equipment — 4.5%
First Solar Inc.(a)(b)	27,321	1,354,575
Marvell Technology Group Ltd.	240,366	5,778,399
Maxim Integrated Products Inc.	97,519	5,862,842
Microchip Technology Inc.	86,120	8,394,977
MKS Instruments Inc.	19,644	2,059,084
Qorvo Inc.(a)	41,866	4,431,935
Skyworks Solutions Inc.	61,398	6,947,184

		34,828,996

Software — 1.0%
CDK Global Inc.	43,748	2,348,393
Citrix Systems Inc.	44,112	5,347,257
SolarWinds Corp.(a)(b)	23,658	447,609

		8,143,259

Specialty Retail — 2.3%
Advance Auto Parts Inc.	24,959	3,288,348
CarMax Inc.(a)(b)	59,255	5,750,105
Tiffany & Co.	38,901	5,213,512
Tractor Supply Co.	42,663	3,965,526

		18,217,491

Technology Hardware, Storage & Peripherals — 0.6%
NetApp Inc.	82,246	4,391,936

Textiles, Apparel & Luxury Goods — 0.1%
Columbia Sportswear Co.	10,512	987,287

Trading Companies & Distributors — 1.7%
HD Supply Holdings Inc.(a)	59,779	2,435,397

Security	Shares	Value

Trading Companies & Distributors (continued)
United Rentals Inc.(a)	27,084	$3,675,028
Watsco Inc.	11,765	2,046,169
WW Grainger Inc.	15,723	4,758,880

		12,915,474

Water Utilities — 1.7%
American Water Works Co. Inc.	65,146	8,872,885
Essential Utilities Inc.	77,782	4,039,997

		12,912,882

Wireless Telecommunication Services — 0.1%
Sprint Corp.(a)(b)	221,362	967,352

Total Common Stocks — 99.9% (Cost: $654,761,017)		781,853,350

Short-Term Investments

Money Market Funds — 2.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.78%(c)(d)(e)	19,406,792	19,418,436
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(c)(d)	1,098,000	1,098,000

		20,516,436

Total Short-Term Investments — 2.6% (Cost: $20,511,850)		20,516,436

Total Investments in Securities — 102.5% (Cost: $675,272,867)		802,369,786

Other Assets, Less Liabilities — (2.5)%		(19,431,557)

Net Assets — 100.0%		$782,938,229

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Net Activity	Shares Held at 01/31/20	Value at 01/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	7,672,326	11,734,466	19,406,792	$19,418,436	$40,208	(b)	$(1,733)	$2,661
BlackRock Cash Funds: Treasury, SL Agency Shares	351,911	746,089	1,098,000	1,098,000	14,131		—	—

				$20,516,436	$54,339		$(1,733)	$2,661

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Morningstar Mid-Cap ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini	2	03/20/20	$323	$(2,817)
S&P MidCap 400 E-Mini	3	03/20/20	602	(16,946)

				$(19,763)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$781,853,350	$—	$—	$781,853,350
Money Market Funds	20,516,436	—	—	20,516,436

	$802,369,786	$—	$—	$802,369,786

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(19,763)	$—	$—	$(19,763)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

4